Intangible Assets and Non-current Asset Impairment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Intangible Assets
(a)	Changes in intangible assets for the year ended December 31, 2018 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress (software)	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2018	~~W~~	895,721	898,278	54,985	1,769,998	30,933	59,176	11,074	103,048	13,077	3,836,290
Accumulated amortization as of January 1, 2018		(648,755)	(736,788)	—	(1,473,238)	—	(31,337)	(8,490)	—	(13,076)	(2,911,684)
Accumulated impairment loss as of January 1, 2018		—	—	(11,785)	—	—	—	—	—	—	(11,785)

Book value as of January 1, 2018	~~W~~	246,966	161,490	43,200	296,760	30,933	27,839	2,584	103,048	1	912,821
Additions - internally developed		—	—	—	372,835	—	—	—	—	—	372,835
Additions - external purchases		24,596	—	2,844	—	100,820	—	—	—	—	128,260
Amortization(*1)		(43,437)	(80,159)	—	(302,685)	—	(3,517)	(1,107)	—	(1)	(430,906)
Disposals		—	—	(721)	—	—	—	—	—	—	(721)
Impairment loss		—	—	(82)	—	—	—	—	—	—	(82)
Reversal of impairment loss		—	—	348	—	—	—	—	—	—	348
Transfer from construction-in-progress		—	95,028	449	—	(95,028)	—	—	—	—	449
Effect of movements in exchange rates		1,896	1,240	1	—	238	—	—	1,263	—	4,638

Book value as of December 31, 2018	~~W~~	230,021	177,599	46,039	366,910	36,963	24,322	1,477	104,311	—	987,642

Acquisition cost as of December 31, 2018	~~W~~	926,969	992,139	57,560	2,142,832	36,963	59,176	11,075	104,311	13,077	4,344,102

Accumulated amortization as of December 31, 2018	~~W~~	(696,948)	(814,540)	—	(1,775,922)	—	(34,854)	(9,598)	—	(13,077)	(3,344,939)

Accumulated impairment loss as of December 31, 2018	~~W~~	—	—	(11,521)	—	—	—	—	—	—	(11,521)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	Others mainly consist of rights to use electricity and gas supply facilities.

(b)	Changes in intangible assets for the year ended December 31, 2019 are as follows:

(In millions of won)	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress (software)	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2019	~~W~~	926,969	992,139	57,560	2,142,832	36,963	59,176	11,075	104,311	13,077	4,344,102
Accumulated amortization as of January 1, 2019		(696,948)	(814,540)	—	(1,775,922)	—	(34,854)	(9,598)	—	(13,077)	(3,344,939)
Accumulated impairment loss as of January 1, 2019		—	—	(11,521)	—	—	—	—	—	—	(11,521)

Book value as of January 1, 2019	~~W~~	230,021	177,599	46,039	366,910	36,963	24,322	1,477	104,311	—	987,642
Additions - internally developed		—	—	—	437,945	—	—	—	—	—	437,945
Additions - external purchases		28,397	—	846	—	90,369	—	—	—	3	119,615
Amortization (*1)		(42,550)	(82,016)	—	(297,959)	—	(2,637)	(1,108)	—	(2)	(426,272)
Disposals		—	(239)	(1,816)	—	—	—	—	—	—	(2,055)
Impairment loss (*3)(*4)		(29,152)	(8,905)	—	(131,713)	—	(21,685)	—	(57,995)	—	(249,450)
Reversal of impairment loss		—	—	960	—	—	—	—	—	—	960
Transfer from construction-in-progress		—	111,359	—	—	(112,159)	—	—	—	—	(800)
Effect of movements in exchange rates		4,318	347	23	—	72	—	—	1,103	—	5,863

Book value as of December 31, 2019	~~W~~	191,034	198,145	46,052	375,183	15,245	—	369	47,419	1	873,448

Acquisition cost as of December 31, 2019	~~W~~	959,683	1,097,290	56,612	2,580,777	15,245	59,176	11,074	105,414	13,080	4,898,351

Accumulated amortization as of December 31, 2019	~~W~~	(739,498)	(890,281)	—	(2,073,881)	—	(37,491)	(10,705)	—	(13,079)	(3,764,935)

Accumulated impairment loss as of December 31, 2019	~~W~~	(29,151)	(8,864)	(10,560)	(131,713)	—	(21,685)	—	(57,995)	—	(259,968)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	Others mainly consist of rights to use electricity and gas supply facilities.
(*3)
During 2019, Display(AD PO) and Lighting CGUs were assessed for impairment, and the impairment losses amounting to

~~W~~

131,628 million (

~~W~~

26,284 and

~~W~~

105,344 million for Display(AD PO) and Lighting CGUs, respectively) were recognized as other expenses. The impairment amount is recognized in goodwill, customer relationships and others. Details of the impairment loss are explained in note 10(e)).

(*4)	The Group recognized an impairment loss amounting to  ~~W~~  117,822 million in connection with development projects that were terminated after the impairment review.

Summary of Development Costs
(d)	Development costs as of December 31, 2018 and 2019 are as follows:

(i)	As of December 31, 2018

(In millions of won and in years)
Classification	Product	Book Value		Remaining Useful life
Development completed	Mobile	~~W~~	108,467	0.5
	TV		28,001	0.5
	Notebook		4,458	0.6
	Others		9,475	0.5

		~~W~~	150,401

Development in process	Mobile	~~W~~	144,679	—
	TV		55,580	—
	Notebook		9,639	—
	Others		6,611	—

		~~W~~	216,509

		~~W~~	366,910

(ii)	As of December 31, 2019

(In millions of won and in years)
Classification	Product	Book Value		Remaining Useful life
Development completed	Mobile	~~W~~	53,350	0.4
	TV		22,597	0.4
	Notebook		14,464	0.4
	Others		12,370	0.7

		~~W~~	102,781

Development in process	Mobile	~~W~~	157,483	—
	TV		42,587	—
	Notebook		46,167	—
	Others		26,165	—

		~~W~~	272,402

		~~W~~	375,183

Schedule of inputs used in measurement of CGU
The key assumptions used in the estimation of value in use of each CGU as of December 31, 2019 are as follows.

	Lighting(*2)	Display (AD PO)(*3)	Display(*4)
Discount rate(*1)	6.1%	6.1%	6.1%
Terminal growth rate	N/A	0.0%	1.0%

(*1)
The discount rate was calculated using the weighted average cost of equity capital and debt, and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated by the interest rate of the Group’s publicly issued bonds and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry with
 the Group.

(*2)
As a result of impairment test, the carrying amount of Lighting CGU which produces OLED lighting products was fully impaired with impairment loss of

~~W~~

230,867 million recognized as other expenses for the year ended December 31, 2019.

(*3)
As a result of impairment test, the carrying amount of Display(AD PO) CGU which produces plastic OLED mobile products and commenced mass production in 2019, exceeds the recoverable amount of

~~W~~

1,729,209 million and an impairment loss of

~~W~~

1,395,655 million was recognized as other expenses for the year ended December 31, 2019. The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate
used in the discounted cash flow model. If the discount rate increases by 0.5%, the value in use would have decreased by

~~W~~

259,221 million (15.0%). If the terminal growth rate decreases by 0.5%, the value in use would have decreased by

~~W~~

169,626 million (9.8%).

(*4)
As a result of impairment test for Display CGU, the recoverable amount exceeds the carrying amount by

~~W~~

3,568,588 million. The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate used in the discounted cash flow model. The discount rate and terminal growth rate would need to increase by 1.06% and decrease by 1.39%, individually (holding all the other assumptions constant) for the estimated recoverable amount to be equal to the carrying amount.